BRIGHTHOUSE LIFE INSURANCE COMPANY
BRIGHTHOUSE SEPARATE ACCOUNT A
BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 29, 2022 TO THE PROSPECTUSES
DATED APRIL 29, 2022, APRIL 28, 2014, AND APRIL 29, 2013
This supplement describes the Annuity Date provision under the contract offered by the selling firm with which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company: Series VA (offered between October 7, 2011 and May 1, 2016), Series L – 4 Year (offered between October 7, 2011 and April 28, 2013), and Series C (offered on and after October 7, 2011). This supplement also applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY (together with Brighthouse Life Insurance Company, “we” or “us”): Class VA (offered between October 7, 2011 and May 1, 2016), Class L – 4 Year (offered between October 7, 2011 and April 28, 2013), and Class C (offered on and after October 7, 2011).
This supplement provides information in addition to that contained in the prospectuses dated April 29, 2022, April 28, 2014 (as supplemented) and April 29, 2013 (as supplemented) for the contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Annuity Date
In the “ANNUITY PAYMENTS (THE INCOME PHASE) — Annuity Date” section of the prospectus, replace the second and third paragraphs with the following:
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us, subject to restrictions that may apply in your state. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see “Other Information — Annuitant” for the definition of Annuitant and permitted changes of the Annuitant).
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit (GMIB), Guaranteed Withdrawal Benefit (GWB), or Guaranteed Lifetime Withdrawal Benefit (GLWB), and the rider continues in effect at the time of annuitization, annuitizing your contract terminates the rider, including any Guaranteed Principal Adjustment that may be provided by the rider. For a GWB or GLWB rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. In the prospectus, see “Living Benefits — Operation of the Guaranteed Withdrawal Benefit — Guaranteed Withdrawal Benefit and Annuitization” (for the GWB) or “Living Benefits — Operation of the GLWB — Guaranteed Lifetime Withdrawal Benefit and Annuitization” (for the GLWB).
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
Telephone: 888-243-1932
SUPP-MLNEW0422
2

Brighthouse Life Insurance Company of NY
Brighthouse Variable Annuity Account B
Class VA (offered between October 7, 2011 and May 1, 2016)
Supplement dated April 29, 2022
to the
Prospectus dated April 29, 2019 (as supplemented)
This supplement revises information in the prospectus dated April 29, 2019 for the Class VA (offered between October 7, 2011 and May 1, 2016) variable annuity contracts issued by Brighthouse Life Insurance Company of NY (the “Company”, “we,” “us,” or “our”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company of NY will be sent to you without charge.
1.	Purchase
In the “PURCHASE” section, under “Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB MAX and GWB v1 Riders,” replace the list of Investment Portfolios with the following:
AB Global Dynamic Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio
In the “PURCHASE” section, under “Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV,” replace the list of Investment Portfolios for option A with the following:
You must allocate:
•	100% of your Purchase Payments or Account Value among:
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
SUPP-NYO20422

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
BlackRock Ultra-Short Term Bond Portfolio
(you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
In the “PURCHASE” section, under “Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV,” replace the list of Investment Portfolios for option B, under Platforms 2, 3, and 4 with the following:
Platform 2
AB Global Dynamic Allocation Portfolio
AB International Bond Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio

MFSR Research International Portfolio
MFSR Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Allspring Mid Cap Value Portfolio
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
CBRE Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
In the “PURCHASE” section, under “Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB,” replace the list of Investment Portfolios for Platform 1 with the following:
Platform 1
You must allocate:
•	a minimum of 80% of your Purchase Payments or Account Value among:
AB Global Dynamic Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JPMorgan Global Active Allocation Portfolio
MetLife Aggregate Bond Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio

PanAgora Global Diversified Risk Portfolio,
Schroders Global Multi-Asset Portfolio
Western Asset Management Government Income Portfolio.
2.	Investment Options
The following Investment Portfolios are added to the Contract. These Investment Portfolios are not available for investment prior to May 2, 2022.
Invesco Global Equity Portfolio
Janus Henderson Global Sustainable Equity Portfolio
Replace the list of Investment Portfolios under “INVESTMENT OPTIONS” in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.
In the “INVESTMENT OPTIONS” section, replace the list of Investment Portfolios that is referred to as “managed volatility strategy” portfolios with the following list:
AB Global Dynamic Allocation
BlackRock Global Tactical Strategies Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
JP Morgan Global Active Allocation Portfolio
MetLife Multi-Index Targeted Risk Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
3.	Other Information
Distributor
The Financial Industry Regulatory Authority (“FINRA”) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Requests and Elections
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Replace the “Cybersecurity and Certain Business Continuity Risks” and “COVID-19” paragraphs in the “OTHER INFORMATION” section with the following respective new paragraphs:

Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through complex digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19 and Market Conditions. The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. At this time, it continues to not be possible to estimate (i) the severity or duration of the pandemic, including the severity, duration and frequency of any additional

“waves” or emerging variants of COVID-19, or (ii) the efficacy or utilization of any therapeutic treatments and vaccines for COVID-19 or variants thereof. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
4.	Investment Portfolio Fees and Expenses Table
Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.
5.	Appendix A
Add the following new information to the “Discontinued Investment Portfolios” section in Appendix A:
Prior to the opening of business on May 2, 2022, the PanAgora Global Diversified Risk Portfolio of Brighthouse Funds Trust I merged with and into the PanAgora Global Diversified Risk Portfolio II (formerly AQR Global Risk Balanced Portfolio) of Brighthouse Funds Trust I. Additionally, the PanAgora Global Diversified Risk Portfolio II was renamed the PanAgora Global Diversified Risk Portfolio.
6.	Appendix B
Replace Appendix B with the Appendix B attached to this prospectus supplement.
7.	Transfers — Monitored Portfolios
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.
AB International Bond Portfolio
Baillie Gifford International Stock Portfolio

BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
CBRE Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.52%	4.15%
Investment Portfolio Fees and Expenses as of December 31, 2021
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.64%	0.25%	0.23%	0.01%	1.13%	0.13%	1.00%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.03%	—	0.89%	0.01%	0.88%
AB International Bond Portfolio	0.51%	0.25%	0.07%	—	0.83%	—	0.83%
Allspring Mid Cap Value Portfolio	0.72%	0.25%	0.05%	—	1.02%	0.06%	0.96%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	—	0.36%	0.97%	—	0.97%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.39%	1.01%	—	1.01%
American Funds® Growth Portfolio	0.31%	0.55%	0.04%	—	0.90%	—	0.90%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.01%	0.32%	0.94%	—	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.07%	1.00%	0.07%	0.93%
BlackRock High Yield Portfolio	0.60%	0.25%	0.06%	—	0.91%	0.02%	0.89%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.01%	0.64%	0.97%	—	0.97%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	—	0.40%	0.89%	—	0.89%
Brighthouse Small Cap Value Portfolio	0.74%	0.25%	0.03%	0.06%	1.08%	0.02%	1.06%
Brighthouse/abrdn Emerging Markets Equity Portfolio	0.91%	0.25%	0.09%	—	1.25%	0.10%	1.15%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.05%	0.01%	0.81%	0.09%	0.72%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.09%	—	0.94%	—	0.94%
CBRE Global Real Estate Portfolio	0.61%	0.25%	0.05%	—	0.91%	0.04%	0.87%
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.03%	0.01%	0.93%	0.01%	0.92%
Invesco Comstock Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.03%	—	1.13%	0.08%	1.05%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.05%	0.01%	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.08%	—	1.03%	0.01%	1.02%
Loomis Sayles Growth Portfolio	0.55%	0.25%	0.01%	—	0.81%	—	0.81%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.21%	0.64%	—	0.64%
MFS ® Research International Portfolio	0.69%	0.25%	0.05%	—	0.99%	0.10%	0.89%
PanAgora Global Diversified Risk Portfolio	0.67%	0.25%	0.17%	0.02%	1.11%	0.02%	1.09%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.05%	—	0.78%	—	0.78%
PIMCO Total Return Portfolio	0.48%	0.25%	0.02%	—	0.75%	0.03%	0.72%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.01%	0.92%
SSGA Emerging Markets Enhanced Index Portfolio	0.53%	0.25%	0.14%	0.01%	0.93%	—	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.02%	0.20%	0.79%	—	0.79%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	0.08%	0.95%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.05%	—	0.73%	0.04%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.13%	0.96%
BlackRock Bond Income Portfolio	0.33%	0.25%	0.04%	—	0.62%	—	0.62%
BlackRock Capital Appreciation Portfolio	0.69%	0.25%	0.02%	—	0.96%	0.09%	0.87%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.03%	—	0.63%	0.02%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.50%	0.88%	0.03%	0.85%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.54%	0.85%	—	0.85%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.58%	0.88%	—	0.88%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.61%	0.92%	—	0.92%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.03%	—	1.10%	0.10%	1.00%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.12%	—	1.18%	0.16%	1.02%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.70%	0.25%	0.02%	—	0.97%	0.12%	0.85%
Frontier Mid Cap Growth Portfolio	0.70%	0.25%	0.03%	—	0.98%	0.03%	0.95%
Jennison Growth Portfolio	0.59%	0.25%	0.02%	—	0.86%	0.08%	0.78%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.04%	—	0.59%	—	0.59%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.07%	0.01%	0.68%	—	0.68%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.05%	—	0.60%	—	0.60%
MetLife Stock Index Portfolio	0.25%	0.25%	0.02%	—	0.52%	0.01%	0.51%
MFS ® Value Portfolio	0.61%	0.25%	0.02%	—	0.88%	0.06%	0.82%
Neuberger Berman Genesis Portfolio	0.81%	0.25%	0.03%	—	1.09%	0.06%	1.03%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.02%	—	1.05%	0.06%	0.99%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.06%	0.79%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
Janus Aspen Series
Janus Henderson Global Sustainable Equity Portfolio	0.75%	0.25%	3.15%	—	4.15%	2.97%	1.18%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 29, 2023. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)*
AB International Bond Portfolio (Class B)
Allspring Mid Cap Value Portfolio (Class B) (formerly Wells Capital Management Mid Cap Value Portfolio)
American Funds® Balanced Allocation Portfolio (Class C)†
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)†
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class B) (formerly Brighthouse/Aberdeen Emerging Markets Equity Portfolio)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
CBRE Global Real Estate Portfolio (Class B) (formerly Clarion Global Real Estate Portfolio)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Global Equity Portfolio (Class B)¹
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)†
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)*

Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)†
Brighthouse Asset Allocation 40 Portfolio (Class B)†
Brighthouse Asset Allocation 60 Portfolio (Class B)†
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
Janus Aspen Series (Service Shares)
Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Janus Henderson Global Sustainable Equity Portfolio¹
1 This Investment Portfolio is not available for investment prior to 05/02/2022.
* If you elect a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.”) If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”) These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.
† If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”) These Investment Portfolios are also available for investment if you do not elect the GLWB rider.
# These Investment Portfolios are only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AB International Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
Allspring Mid Cap Value Portfolio (Class B) (formerly Wells Capital Management Mid Cap Value Portfolio)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC
American Funds® Balanced Allocation Portfolio (Class C)†	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)†	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class B) (formerly Brighthouse/Aberdeen Emerging Markets Equity Portfolio)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
CBRE Global Real Estate Portfolio (Class B) (formerly Clarion Global Real Estate Portfolio)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio (Class B)¹	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Emerging Markets Enhanced Index Portfolio (Class B)	Seeks to provide total return, primarily through capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc
SSGA Growth and Income ETF Portfolio (Class B)†	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio (Class B)*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)†	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)†	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)†	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)*	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Janus Aspen Series (Service Shares)

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Janus Henderson Global Sustainable Equity Portfolio¹	Seeks long-term growth of capital.	Janus Henderson Investors US LLC

1 This Investment Portfolio is not available for investment prior to 05/02/2022.
* If you elect a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.”) If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”) These Investment Portfolios are also available for investment if you do not elect a GMIB Max rider.
† If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders — Investment Allocation and Other Purchase Payment Restrictions for the GLWB.”) These Investment Portfolios are also available for investment if you do not elect the GLWB rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
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